Dividends - Summary of Dividends Paid and Proposed (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [line items]
Dividends proposed per ordinary share	€ 0.5240	€ 0.4880	€ 0.4620
5% Cumulative preference shares [member]
Disclosure of Dividends [line items]
Preference dividends	€ 3,175	€ 3,175	€ 3,175
Cumulative preference shares percentage	5.00%	5.00%	5.00%
7% 'A' cumulative preference shares [member]
Disclosure of Dividends [line items]
Preference dividends	€ 77,521	€ 77,521	€ 77,521
Cumulative preference shares percentage	7.00%	7.00%	7.00%
Final Dividends [member]
Disclosure of Dividends [line items]
Equity dividends paid per ordinary share	€ 0.4880	€ 0.4620	€ 0.4400
Interim Dividends [member]
Disclosure of Dividends [line items]
Equity dividends paid per ordinary share	€ 0.1960	€ 0.1920	€ 0.1880